Unaudited Condensed Consolidated Statements of Equity - USD ($) $ in Thousands	Total	AerCap Holdings N.V. shareholders’ equity	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated retained earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2022			250,347,345
Beginning balance at Dec. 31, 2022	$ 16,195,050	$ 16,117,507	$ 3,024	$ 8,586,034	$ (254,699)	$ 108,226	$ 7,674,922	$ 77,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid to non-controlling interest holders	(6,055)							(6,055)
Repurchase of shares	(796,845)	(796,845)			(796,845)
Ordinary shares issued, net of tax withholdings	(6,856)	(6,856)		(30,410)	25,470		(1,916)
Share-based compensation	48,669	48,669		48,669
Total comprehensive (loss) income	956,545	949,397				24,398	924,999	7,148
Ending balance (in shares) at Jun. 30, 2023			250,347,345
Ending balance at Jun. 30, 2023	16,390,508	16,311,872	$ 3,024	8,604,293	(1,026,074)	132,624	8,598,005	78,636
Beginning balance (in shares) at Mar. 31, 2023			250,347,345
Beginning balance at Mar. 31, 2023	16,123,623	16,045,416	$ 3,024	8,590,697	(731,517)	78,439	8,104,773	78,207
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid to non-controlling interest holders	(3,547)							(3,547)
Repurchase of shares	(296,109)	(296,109)			(296,109)
Ordinary shares issued, net of tax withholdings	(6,320)	(6,320)		(8,210)	1,552		338
Share-based compensation	21,806	21,806		21,806
Total comprehensive (loss) income	551,055	547,079				54,185	492,894	3,976
Ending balance (in shares) at Jun. 30, 2023			250,347,345
Ending balance at Jun. 30, 2023	16,390,508	16,311,872	$ 3,024	8,604,293	(1,026,074)	132,624	8,598,005	78,636
Beginning balance (in shares) at Dec. 31, 2023			215,543,739
Beginning balance at Dec. 31, 2023	16,589,046	16,588,830	$ 2,676	6,594,556	(819,305)	8,304	10,802,599	216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(680,481)	(680,481)			(680,481)
Dividends declared on ordinary shares	(49,800)	(49,800)					(49,800)
Share cancellation (in shares)			(11,000,000)
Share cancellation	0		$ (118)	(802,170)	802,288
Ordinary shares issued, net of tax withholdings	(19,491)	(19,491)		(69,099)	52,544		(2,936)
Share-based compensation	57,668	57,668		57,668
Total comprehensive (loss) income	1,119,479	1,119,482				67,102	1,052,380	(3)
Ending balance (in shares) at Jun. 30, 2024			204,543,739
Ending balance at Jun. 30, 2024	17,016,421	17,016,208	$ 2,558	5,780,955	(644,954)	75,406	11,802,243	213
Beginning balance (in shares) at Mar. 31, 2024			215,543,739
Beginning balance at Mar. 31, 2024	16,955,806	16,955,594	$ 2,676	6,614,795	(1,144,579)	75,502	11,407,200	212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(344,665)	(344,665)			(344,665)
Dividends declared on ordinary shares	(49,800)	(49,800)					(49,800)
Share cancellation (in shares)			(11,000,000)
Share cancellation	0		$ (118)	(802,170)	802,288
Ordinary shares issued, net of tax withholdings	(25,281)	(25,281)		(63,960)	42,002		(3,323)
Share-based compensation	32,290	32,290		32,290
Total comprehensive (loss) income	448,071	448,070				(96)	448,166	1
Ending balance (in shares) at Jun. 30, 2024			204,543,739
Ending balance at Jun. 30, 2024	$ 17,016,421	$ 17,016,208	$ 2,558	$ 5,780,955	$ (644,954)	$ 75,406	$ 11,802,243	$ 213